SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Xtrackers S&P MidCap 400 ESG ETF (MIDE)
Xtrackers S&P SmallCap 600 ESG ETF (SMLE)
Each fund is classified as “diversified.” All references to each fund being “non-diversified” are hereby deleted.
The following disclosure is added to the “Diversification Status” sub-section under the “INVESTMENT RESTRICTIONS” heading of the funds' Statement of Additional Information:
Xtrackers S&P MidCap 400 ESG ETF and Xtrackers S&P SmallCap 600 ESG ETF are classified as “diversified” under the 1940 Act.
Please Retain This Supplement for Future Reference
February 27, 2024
SAISTKR24-07